Note 7 - Balance Sheet Disclosures	12 Months Ended
Dec. 31, 2021
Notes To Financial Statements [Abstract]
Disclosure of balance sheet explanatory [text block]

7.Balance sheet disclosures

7.1Intangible assets

	Website	Software	Total
	kEUR	kEUR	kEUR
Historical cost
Balance as of Jan. 1, 2021	43	—	43
Additions	2	222	224
Balance as of Dec. 31, 2021	45	222	267
Accumulated amortization
Balance as of Jan. 1, 2021	27	—	27
Amortization	11	23	34
Balance as of Dec. 31, 2021	38	23	61
Carrying Amount as of Jan. 1, 2021	16	—	16
Carrying Amount as of Dec. 31, 2021	7	199	206

	Website	Software	Total
	kEUR	kEUR	kEUR
Historical cost
Balance as of Jan. 1, 2020	43	—	43
Additions	—	—	—
Balance as of Dec. 31, 2020	43	—	43
Accumulated amortization
Balance as of Jan. 1, 2020	16	—	16
Amortization	11	—	11
Balance as of Dec. 31, 2020	27	—	27
Carrying Amount as of Jan. 1, 2020	27	—	27
Carrying Amount as of Dec. 31, 2020	16	—	16

The amortization expenses for the acquired intangible assets amounting to kEUR 34 (previous year: kEUR 11) are included in research and development (kEUR 22, previous year: kEUR -), selling and distribution costs (kEUR 4, previous year: kEUR 11) and general and administrative expenses (kEUR 8, previous year: kEUR -).

7.2Property, plant and equipment

		Advance
		payments for
		technical
	Equipment /	equipment
	Hardware	and machinery	Total
	kEUR	kEUR	kEUR
Acquisition or manufacturing costs Jan. 1, 2021	281	1,965	2,246
Additions	546	926	1,472
Reclassifications	221	(221)	—
Deductions	—	—	—
Impairment	—	(1,965)	(1,965)
Acquisition or manufacturing costs Dec. 31, 2021	1,048	705	1,753
Accumulated depreciation Jan. 1, 2021	144	—	144
Depreciation	125	—	125
Accumulated depreciation Dec. 31, 2021	269	—	269
Carrying Amount Jan. 1, 2021	137	1,965	2,102
Carrying Amount Dec. 31, 2021	779	705	1,484

		Advance
		payments to
		technical
	Equipment /	equipment
	Hardware	and machinery	Total
	kEUR	kEUR	kEUR
Acquisition or manufacturing costs Jan. 1, 2020	239	2,313	2,552
Additions	42	—	42
Deductions	—	348	348
Impairment	—	—	—
Acquisition or manufacturing costs Dec. 31, 2020	281	1,965	2,246
Accumulated depreciation Jan. 1, 2020	83	—	83
Depreciation	61	—	61
Accumulated depreciation Dec. 31, 2020	144	—	144
Carrying Amount Jan. 1, 2020	156	2,313	2,469
Carrying Amount Dec. 31, 2020	137	1,965	2,102

The depreciation expenses for property, plant and equipment amounting to kEUR 125 (2020: kEUR 61; 2019: kEUR 50) are included in research and development (kEUR 70, 2020: kEUR 28; 2019: kEUR 19), selling and distribution costs (kEUR 27, 2020: kEUR 15; 2019: kEUR 18) and general and administrative expenses (kEUR 28, 2020: kEUR 18; 2019: kEUR 13).

Additions to equipment and hardware in the amount of kEUR 254 as well as to advance payments in the amount of kEUR 634 refer to the equipment for the production of solar panels, which are currently located at the productional partner’s facilities but legally owned and economically controlled by Sono Group. The remaining additions to equipment and hardware refer mainly to office equipment and are associated with an increase of employees’ number.

In the reporting period, Sono Group recognized an impairment of the advances paid in the amount of kEUR 1,965. The impairment loss of kEUR 1,965 included in the general and administrative expense relates to advance payments on assets intended for the tooling of batteries that had been recognized in 2020. Management has determined that, due to an unforeseen change in the specifications of the battery, resulting from a change in supplier, the assets that the advance payments referred to were no longer needed in the Group’s development of prototypes. As the Group does not expect to be able to reclaim the payments made under the contract with the supplier of the tools, the advance payments’ fair value (determined as the market value of reclaimable payments at level 1 of the fair value hierarchy) and recoverable amount are EUR 0. It cannot be ruled out that the supplier of the tool will still assert additional claims from this, but Sono Group considers a successful claim unlikely.

7.3Right-of-use assets

Sono Motors leases buildings and warehouses at its headquarters in Munich and three electrical cars including batteries. At the end of the reporting period, the remaining lease terms for the buildings were 6 to 10 years and for the cars 2 to 3 years.

The below table presents details on the lease agreements of Sono Motors:

	Buildings	Cars	Total
	kEUR	kEUR	kEUR
Right-of-use assets on January 1, 2021	1,906	31	1,937
Additions to right-of-use assets	1,496	—	1,496
Depreciation of right-of-use assets	405	10	415
Right-of-use assets on December 31, 2021	2,997	21	3,018
Interest expense on lease liabilities	52	4	56
Expense relating to short-term leases	—	—	—
Total cash outflow for leases	423	12	435

	Buildings	Cars	Total
	kEUR	kEUR	kEUR
Right-of-use assets on January 1, 2020	2,211	24	2,235
Additions to right-of-use assets	—	15	15
Depreciation of right-of-use assets	305	8	313
Right-of-use assets on December 31, 2020	1,906	31	1,937
Interest expense on lease liabilities	35	4	39
Expense relating to short-term leases	—	—	—
Total cash outflow for leases	311	12	323

	Buildings	Cars	Total
	kEUR	kEUR	kEUR
Right-of-use assets on January 1, 2019	—	—	—
Additions to right-of-use assets	2,372	25	2,397
Depreciation of right-of-use assets	161	1	163
Right-of-use assets on December 31, 2019	2,211	24	2,235
Interest expense on lease liabilities	22	1	23
Expense relating to short-term leases	84	—	84
Total cash outflow for leases	271	5	276

The depreciation expenses for right-of-use assets amounting to kEUR 415 (2020: kEUR 313, 2019: kEUR 163) are included in research and development (kEUR 192, (2020: kEUR 144, 2019: kEUR 61) selling and distribution costs (kEUR 45, 2020r: kEUR 77, 2019: kEUR 56) and general and administrative expenses (kEUR 178, 2020: kEUR 92, 2019: kEUR 46). Interest expenses for lease agreements are presented as part of interest and other expenses.

At the end of the reporting period, Sono Group has lease commitments for short-term leases of kEUR 4 (previous year: kEUR -). At the end of both the reporting period and the prior fiscal year, there were no obligations from sale and lease back transactions or leasing of low-value assets. In the reporting period, expenses relating to variable lease payments not included in the measurement of lease liabilities amounted to kEUR 16.

The below table presents the maturity profiles of future lease payments:

kEUR	< 1 year	1 to 5 years	>5 years
Buildings	488	1,988	810
Cars	15	12	—
Total December 31, 2021	503	2,000	810

kEUR	< 1 year	1 to 5 years	>5 years
Buildings	311	1,302	421
Cars	12	24	—
Total December 31, 2020	323	1,326	421

The Group has entered several leasing agreements for buildings that offer an extension option. In all of these cases, Management has determined that the Group is reasonably certain to exercise the extension option. Therefore, the extension options were included in determining the carrying amounts of the lease liabilities and right-of-use assets for these buildings.

Sono Group does not act as a lessor or sublessor in any lease agreements.

7.4Other noncurrent financial assets

Other noncurrent financial assets as of December 31, 2021 (kEUR 91; previous year: kEUR 41) consist solely of security deposits. For details on expected credit losses, please refer to note 8.1.2 Credit risk.

7.5Other current financial assets

The below table displays information on financial instruments included in other current financial assets:

	Dec. 31, 2021	Dec. 31, 2020
	kEUR	kEUR
PayPal reserve	6,000	4,655
Receivables from crowdfunding and deposits	169	179
Debtors creditors	26	539
Current trade receivables	20	—
Current receivables (affiliated companies)	11	11
Other	7	20
Total	6,233	5,404

The PayPal reserve in 2021 relates to the reclassification of the specific reserve imposed by PayPal due to the crowdfunding campaign from cash to other current financial assets. In February 2022, the reserve amounting to kEUR 5,900 was released and transferred to the current bank account of Sono Group. Sono Group expects a repayment of the remaining kEUR 100 within 12 months after the balance sheet date. Therefore, the PayPal reserve is classified as current.

7.6Other current non-financial assets

Other current non-financial assets as of December 31, 2021 (kEUR 3,236; previous year: kEUR 579) mainly consist of receivables for VAT and other taxes (kEUR 2,069, previous year: kEUR  257) and prepaid expenses mainly for software (kEUR 669, previous year: kEUR 256).

7.7Cash and cash equivalents

Cash and cash equivalents include the following amounts:

	Dec. 31, 2021	Dec. 31, 2020
	kEUR	kEUR
Bank balances	132,947	43,266
Allowance for expected credit losses	(8)	(2)
Total	132,939	43,264

For details on expected credit losses, please refer to note 8.1.2 Credit risk.

7.8Equity

Total equity of Sono Group comprises subscribed capital, capital reserves, other reserves and accumulated deficit. The subscribed capital amounts to kEUR 8,735 (previous year: kEUR 6,468) and represents 73,577,641 (previous year: 35,803,197) fully paid-in member shares with a par value of EUR 0.06 (ordinary shares, previous year: EUR 0.06) and EUR 1.50 (high voting shares, previous year: EUR 1.50). Capital reserves include any amounts paid in by the owners that exceed the member shares’ par value. Other reserves include mainly effects from equity-settled stock-option. Accumulated deficit consists of losses from prior periods.

In the reporting year, the following events with regard to equity took place:

During the first half of fiscal year 2021, an amount of 68,136 new ordinary shares have been issued to two new investors.

At the general meeting on November 8, 2021, the shareholders of Sono Group agreed to a resolution to issue bonus shares according to which all shareholders of Sono Group received an additional amount of 0.71 ordinary shares with a par value of EUR 0.06 for each share they held at the time, regardless of their voting rights, financed by deducting the nominal amount from capital reserves (in total: 25,468,644 ordinary shares). The stock options from the “Conversion Stock Option Program 2020” were increased in the same proportion. In line with this resolution, the issue of bonus shares was implemented immediately prior to the execution of the Underwriting Agreement related to the IPO between Sono Group and Berenberg Capital Markets LLC and Craig-Hallum Capital Group LLC as underwriters.

Moreover, the shareholders agreed to extend the authorization of Sono Motors’ Management Board to issue shares in the Company’s capital (irrespective of the class concerned) and/or to grant rights to subscribe for those shares up to the authorized share capital as included in the Company’s articles of association from time to time and to limit and/or exclude pre-emption rights in relation thereto for a period of another five years after the execution of the underwriting agreement. The authorized share capital amounts to kEUR 25,200 (320,000,000 ordinary shares with a par value of EUR 0.06 and 4,000,000 high-voting shares with a par value of EUR 1.50). The shareholders also agreed to extend the resolution for the Company to acquire fully paid-up shares (irrespective of the class concerned) and/or depository receipts for those shares for another 18 months after the execution of the underwriting agreement. The underwriting agreement was executed on November 16, 2021.

In the IPO on November 17, 2021, Sono Group offered 10,000,000 ordinary shares with a par value of EUR 0.06 at a price of USD 15.00 each. The underwriters had an additional greenshoe option to 1,500,000 ordinary shares with a par value of EUR 0.06 at a price of USD 13.95 each. All offered shares were sold and the underwriters exercised their greenshoe option. In total, Sono Group raised kUSD 160,425 (kEUR 142,334) through the IPO, after underwriting discounts and commissions. In accordance with IAS 32, further transaction costs of the IPO were recognized directly in equity as a deduction from capital reserves. The total amount of IPO-related transactions costs deducted from capital reserves is kEUR 2,825. The recognition of transaction costs included an amount of kEUR 135 that was directly attributable to the planned IPO and therefore had been deferred in a separate line item in fiscal year 2020.

Upon the IPO, the mandatory convertible notes issued in 2020 (carrying amount: kEUR 9,661) were fully converted into equity. The investors of the mandatory convertible notes received a total of 737,664 ordinary shares with a par value of EUR 0.06 per share. For further details on the mandatory convertible notes, see note 7.10.1 Financial liabilities overview.

The settlement payment conditional to one of the owners of Sono N.V. was due upon completion of the IPO. The corresponding liability was debited to other reserves (please refer to note 7.10.1 Financial liabilities overview).

Regarding changes in equity due to share-based compensation see note 9.3 Remuneration based on shares (share-based payment).

In the previous year, the following events with regard to equity took place:

At the general meeting on November 25, 2020, the owners agreed to a capital increase against contribution in cash in the nominal amount and part of the loan claims (settlement agreement, see note 7.10.2 Other noncurrent financial liabilities) as contribution in kind at the level of Sono N.V.

For the reorganization of the structure of Sono Motors and Sono N.V. we refer to note 1 General information. In the course of the reorganization, a split of the shares (30,588,000, par value ordinary shares of EUR 0.06) and a conversion of high voting shares (3,000,000, par value high voting shares of EUR 1.50) has taken place, including an increase in share capital of kEUR 1,835 and kEUR 4,500 as well as an offsetting effect in the capital reserve (kEUR -1,835 and kEUR -4,500).

The capital increase resulting from the settlement agreement and the issuance of new shares (480,000 and 1,735,197 new shares, respectively) as well as the modification of the original liability amounting to kEUR 1,427 and kEUR 38,200 on December 10, 2020 (closing date of issuance of new shares) resulted in an increase in subscribed capital of kEUR 133 and a corresponding increase in capital reserves of kEUR 37,302, net of tax after deducting transaction costs of kEUR 2,192. Management of Sono N.V. has determined that transaction costs of kEUR 135, which were directly attributable to the planned IPO in 2021, were to be deferred in a separate line item and not deducted from equity at the time. The deferral was derecognized at time of the IPO in November 2021. For the settlement agreement please see note 7.10.2 Other noncurrent financial liabilities.

For the increase in the other reserves (kEUR 32,160) due to the new equity-settled employee participation program (Conversion Stock Option Program or CSOP), please see note 4.11 Share-based payment and 9.3 Remuneration based on shares (share-based payment).

Under Dutch law, Sono Group’s authorized shared capital is the maximum capital that can be issued without amending the articles of association. As of December 31, 2020, the authorized shared capital amounts to kEUR 25,200 representing 320,000 common shares and 4,000,000 high voting shares. The high voting shares carry the same economic rights entitlements as the common shares and only carry different voting rights.

7.9	Advance payments received from customers

	Dec. 31, 2021	Dec. 31, 2020
	kEUR	kEUR
Advance payments received from customers	44,756	38,972
	44,756	38,972

Depending on the general terms and conditions, in some cases, a cancellation by the customer is possible in less than twelve months. Customers may provide their advance payments in several installments, the latest of which determines the applicable cancellation policy. As of December 31, 2021, for customers who made their latest installment on or before November 25, 2020, cancellation is possible at any time. For customers who made their latest installment later than November 25, 2020, but before November 3, 2021, cancellation is possible on July 1, 2023, or later. For customers who made their latest installment on or after November 3, 2021, cancellation is possible on January 1, 2024, or later. Deviating from these conditions, in November 2020, Sono Group approached all German-speaking customers that had made their latest installment during the crowdfunding campaign from December 1, 2019, until and including January 20, 2020, and asked them to accept a change in the terms and conditions to waive their cancellation right until December 31, 2022. In effect, those customers who accepted the change may cancel their advance payment on January 1, 2023, or later.

As of December 31, 2021, currently 28% are cancelable, 58% will be cancelable from January 1, 2023, 13% will be cancelable from July 1, 2023, and 1% will be cancelable from January 1, 2024. The percentages calculated are based on the nominal values of the advance payments excluding IFRS adjustments (interest effect).

As of December 31, 2020, 11% were cancelable at the time, 1% was cancelable from January 1, 2021, 21% was cancelable from January 1, 2022, 66% was cancelable from January 1, 2023, and 1% was cancelable from July 1, 2023.

Sono Group expects to begin recognizing revenue from the sale of the car in the second half of 2023 after expected start of production.

The table below shows the changes in the advance payments received from customers:

	Balance as of				Balance as of
	Jan. 1, 2021	Additions	Repayment	Net interest	Dec. 31, 2021
	KEUR	kEUR	kEUR	kEUR	kEUR
Advance payments received from customers	38,972	5,198	(912)	1,498	44,756
	38,972	5,198	(912)	1,498	44,756

	Balance as of				Balance as of
	Jan. 1, 2020	Additions	Repayment	Net interest	Dec. 31, 2020
	KEUR	kEUR	kEUR	kEUR	kEUR
Advance payments received from customers	11,164	30,565	(4,117)	1,360	38,972
	11,164	30,565	(4,117)	1,360	38,972

7.10Financial liabilities

7.10.1Financial liabilities overview

The below table shows the changes in loans and participation rights:

				Subordinated	Mandatory
	Loan	Loan	Loan	loans	convertible	Participation
Nominal amounts	1	2	3*	(crowd funding)	Notes	rights	Total
	kEUR	kEUR	kEUR	kEUR	kEUR	kEUR	kEUR
Jan. 1, 2020**	—	295	2,590	1,967	—	1,383	6,235
Addition	1,225	—	—	2,795	6,800	—	10,820
Accrued interest	46	12	277	101	—	—	435
Repayment	—	(107)	(1,219)	(1,731)	—	—	(3,058)
Conversion to equity	—	—	(1,648)	—	—	—	(1,648)
Dec. 31, 2020	1,271	200	—	3,131	6,800	1,383	12,784
Addition	—	—	—	—	—	—	—
Accrued interest	50	—	—	174	—	52	276
Repayment	(36)	(200)	—	(805)	—	(1,435)	(2,475)
Conversion to equity	—	—	—	—	(6,800)	—	(6,800)
Dec. 31, 2021	1,285	—	—	2,500	—	—	3,785
*	Shareholder transaction in 2020
**	including nominal interest accrued in previous periods if applicable

				Subordinated	Mandatory
	Loan	Loan	Loan	loans	convertible	Participation
Carrying amounts	1	2	3*	(crowd funding)	Notes	rights	Total
	kEUR	kEUR	kEUR	kEUR	kEUR	kEUR	kEUR
Jan. 1, 2020	—	295	2,583	2,026	—	1,346	6,250
Initial recognition	1,225	—	—	2,714	6,800	—	10,739
Subsequent measurement	46	12	284	53	59	28	482
Derecognition	—	(107)	(1,219)	(1,731)	—	—	(3,058)
Conversion to equity	—	—	(1,648)	—	—	—	(1,648)
Dec. 31, 2020	1,271	200	—	3,062	6,859	1,374	12,766
Initial recognition	—	—	—	—	—	—	—
Subsequent measurement	14	—	—	58	2,802	62	2,936
Derecognition	—	(200)	—	(655)	—	(1,436)	(2,291)
Conversion to equity	—	—	—	—	(9,661)	—	(9,661)
Dec. 31, 2021	1,285	—	—	2,465	—	—	3,750
*	Shareholder transaction in 2020

Loan 1

Loan 1 consists of nine individual loans with an aggregate nominal value of kEUR 1,225, and interest rate of 4% p.a. and a maturity in December 2023. For six of these loans, Sono Group agreed with the lender to accrue interest until the end of the term of the liability without compounding instead of paying out interest each year.

Loan 2

Loan 2 included two loans with a nominal value of kEUR 185 and kEUR 100, respectively, and an annual interest rate of 4% p.a. each. These loans were repayable including interest at maturity in December 2020. The loan with the nominal amount of kEUR 185 had not been repaid as of December 31, 2020, but was paid back on January 5, 2021.

Loan 3 (including settlement agreement)

Loan 3 included a loan with a contractual two-year term with an interest rate of 12% p.a. and a total nominal value of kEUR 2,500. Following a settlement agreement in November 2020, part of the loan was paid back to the capital providers, while the remaining amount was converted into ordinary shares of Sono N.V. for an additional cash payment of kEUR 29. In addition, Sono N.V. agreed to pay one of the capital providers a total amount of kEUR 250 in five equal monthly installments starting in December 2020 and one lump sum payment of kEUR 250 after a successful IPO of Sono N.V. This modification of the original liability resulted in derecognition of the unpaid liability and a recognition of a new liability for the five installments. The effect of the modification was recorded in equity as it resulted from the relationship with a shareholder. The total amount recognized in equity due to the settlement agreement was kEUR 1,427. The IPO in November 2021 triggered the second settlement payment. As of the reporting date, the payment has not been made. The outstanding amount (kEUR 250) is presented in trade and other payables as the outstanding amount for the first payment (kEUR 200) in the previous year (see note 7.11 Trade and other payables).

Subordinated loans (crowdfunding)

The crowdfunding loans consisted of several crowdfunding loans with interest rates of 6% p.a. and different terms, varying between less than one year and up to 4 years. The issuing period ended in December 2020.

Mandatory convertible notes

In December 2020, Sono Group issued mandatory convertible notes with a nominal value of kEUR 6,800. According to the contract, conversion was mandatory upon the occurrence of certain events, including, an IPO of Sono Group. Upon the successful IPO in November 2021, these notes (carrying amount: kEUR 9,661) were fully converted into equity (for details on the IPO, please refer to note 1 General information and note 7.8 Equity). The investors of the mandatory convertible notes received a total of 737,664 ordinary shares with a par value of EUR 0.06 per share. The par value of the shares (kEUR 44) was recognized in subscribed capital, while the remainder (kEUR 9,617) was recognized in capital reserves. Accordingly, the financial liability relating to the notes was derecognized.

Participation rights

Between October 2018 and November 2019, Sono Motors issued participation rights with a total face value of kEUR 1,383 that bore a fixed interest rate of 3.5% p.a., plus a one-time bonus payment at maturity of 0.52% p.a. of the face value for each 1,000 cars reserved by potential customers between October 18, 2018 and December 31, 2019. More than 2,000 reservations were made during that period; as of December 31, 2020, the carrying amount of the liability includes the one-time bonus payment. The participation rights including the bonus payment were repaid in full in the reporting period.

7.10.2Other noncurrent financial liabilities

The below table displays details on items included in other noncurrent financial liabilities:

	Dec. 31, 2021	Dec. 31, 2020
	kEUR	kEUR
Loans and participation rights	3,718	3,665
Lease liabilities	2,635	1,669
	6,353	5,335

For further details regarding the conditions of the other noncurrent financial liabilities, we refer to note 7.10.1 Financial liabilities overview.

7.10.3Current financial liabilities

The below table displays details on items included in current financial liabilities:

	Dec. 31, 2021	Dec. 31, 2020
	kEUR	kEUR
Current other financial liabilities
Loans and participation rights	31	2,240
Mandatory convertible notes	—	6,859
Lease liabilities	441	289
	472	9,388

For further details regarding the conditions of the other financial liabilities, we refer to note 7.10.1 Financial liabilities overview.

7.11Trade and other payables

The below table displays details on items included in trade and other payables:

	Dec. 31, 2021	Dec. 31, 2020
	kEUR	kEUR
Trade payables	6,866	2,642
Other payables	715	232
	7,582	2,874

Trade payables refer to purchased goods, assets and services. Other payables mainly refer to outstanding short-term employee benefits (kEUR 383) and second payment resulting from a settlement agreement (kEUR 250). In the previous year, other payables mainly related to the first payment resulting from the settlement agreement (kEUR 200). Please refer to note 7.10.2 Other noncurrent financial liabilities and note 7.8 Equity, respectively.

7.12 Current other liabilities

The below table displays details on items included in other current liabilities:

	Dec. 31, 2021	Dec. 31, 2020
	kEUR	kEUR
Accruals and deferrals	2,011	1,463
Employee tax liabilities (wage and church tax)	372	146
Tax liabilities (VAT taxes and interest)	109	80
	2,492	1,689

Accruals and deferrals as of December 31, 2021 contain mainly accrued vacation payments to employees (kEUR 857), accrued expenses for pending invoices (kEUR 751) and accruals of kEUR 144 (previous year: kEUR 65) for statutory levies.

7.13 Provisions

The table below presents information on the movements and carrying amounts of provisions over the course of the reporting period.

	Balance as of				Balance as of
	Jan. 1, 2021	Usage	Reversals	Additions	Dec. 31, 2021
	KEUR	kEUR	kEUR	kEUR	kEUR
Other provisions	—	—	—	65	65
Personnel costs	—	—	—	—	—
Financial statements	111	(111)	—	2,137	2,137
	111	(111)	—	2,202	2,202

	Balance as of				Balance as of
	Jan. 1, 2020	Usage	Reversals	Additions	Dec. 31, 2020
	KEUR	kEUR	kEUR	kEUR	kEUR
Other provisions	—	—	—	—	—
Personnel costs	584	(584)	—	—	—
Financial statements	52	(46)	—	105	111
	636	(630)	—	105	111

Provisions for financial statements include audit fees and advisory services for the preparation of financial statements in accordance with Form 20-F.

In the reporting period, Sono Group cancelled a supplier contract related to the delivery of assets intended for the tooling of batteries, for which advance payments had been recognized in 2020. It cannot be ruled out that the supplier of the tool will still assert additional claims from this, but Sono Group considers a successful claim unlikely. For further details, please refer to note 7.2 Property, plant and equipment.